Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Analyzes Non-Derivative Financial Liabilities

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at financial position date to the contractual maturity date, using the undiscounted contractual cash flow.

	Less than one year	Between one to two years	More than two years
	U.S. dollars in thousands
December 31, 2025:
Lease liabilities	933	879	1,320
Other non-current liability	-	400	-
Accounts payable and accruals	8,357	-	-
	9,290	1,279	1,320
December 31, 2024:
Lease liabilities	393	335	-
Long-term loans	1,033	39	-
Accounts payable and accruals	4,735	-	-
	6,161	374	-

Schedule of Financial Instruments

The following tables present the Company’s financial instruments measured at fair value by levels as of December 31, 2025 and 2024:

	Level 1	Level 2	Level 3	Total
	U.S. dollars in thousands
As of December 31, 2025
Financial assets
Debt investments at fair value through profit or loss
Mutual Fund	592	-	-	592
Equity securities	-	-	82	82
Debt investments at fair value through OCI
U.S. corporate bonds	-	3,613	-	3,613
Israel corporate bonds	-	1,411	-	1,411
U.K. corporate bonds	-	924	-	924
Other corporate bonds	-	3,239	-	3,239
Israel government bonds	-	309	-	309
Total financial assets	592	9,496	82	10,170

	Level 1	Level 2	Level 3	Total
	U.S. dollars in thousands
As of December 31, 2024
Financial assets
Debt investments at fair value through profit or loss
Mutual Fund	555	-	-	555
Equity securities	-	-	82	82
Debt investments at fair value through OCI
U.S. corporate bonds	-	3,534	-	3,534
Israel corporate bonds	-	1,378	-	1,378
U.K. corporate bonds	-	907	-	907
Other corporate bonds	-	3,137	-	3,137
Israel government bonds	-	300	-	300
Total financial assets	555	9,256	82	9,893
Financial liabilities
Derivative financial instruments	-	-	148	148
Total financial liabilities	-	-	148	148

Schedule of Changes in Level 3 Financial Liabilities

The following table presents the changes in level 3 financial liabilities for the reporting periods presented:

	Derivative financial instruments	Total
	U.S. dollars in thousands
Balance as of January 1, 2025	148	148
Changes within profit or loss	(148)	(148)
Balance as of December 31, 2025	-	-
Balance as of January 1, 2024	109	109
Changes within profit or loss	39	39
Balance as of December 31, 2024	148	148
Balance as of January 1, 2023	26	26
Initial recognition	1,197	1,197
Classification to equity	(1,116)	(1,116)
Changes within profit or loss	2	2
Balance as of December 31, 2023	109	109

Schedule of Financial Assets
	Financial assets at fair value through profit or loss	Financial assets at fair value through OCI	Financial assets at amortized cost	Total
	U.S. dollars in thousands
Financial assets
December 31, 2025
Cash and cash equivalents	-	-	12,267	12,267
Accounts receivable (excluding prepaid expenses)	-	-	12,033	12,033
Long-term deposits and restricted deposits	-	-	400	400
Debt investments at fair value through profit or loss	592	-	-	592
Equity securities	82	-	-	82
Debt investments at fair value through OCI	-	9,496	-	9,496
	674	9,496	24,700	34,870
December 31, 2024
Cash and cash equivalents	-	-	15,081	15,081
Accounts receivable (excluding prepaid expenses)	-	-	3,446	3,446
Long-term deposits and restricted deposits	-	-	124	124
Debt investments at fair value through profit or loss	555	-	-	555
Equity securities	82	-	-	82
Debt investments at fair value through OCI	-	9,256	-	9,256
	637	9,256	18,651	28,544

Schedule of Financial Liabilities
	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
Financial liabilities
December 31, 2025
Lease liabilities	-	2,639	2,639
Accounts payable and accruals	-	8,357	8,357
Other non-current liability	-	375	375
	-	11,371	11,371
December 31, 2024
Lease liabilities	-	620	620
Accounts payable and accruals	-	4,735	4,735
Long-term loans	-	970	970
Derivative financial instruments	148	-	148
	148	6,325	6,473